Commitments and Contingencies (Details)			3 Months Ended	9 Months Ended	11 Months Ended
	Sep. 29, 2022 USD ($)	Aug. 03, 2021 shares	Sep. 30, 2022 USD ($) item	Sep. 30, 2022 USD ($) item shares	Dec. 31, 2021 USD ($) item shares	Sep. 17, 2021 shares
Description of Organization and Business Operations
Maximum Number Of Demands For Registration Of Securities | item			3	3	3
Underwriting Discount Percentage				1.00%	1.00%
Underwriting discount			$ 1,500,000	$ 1,500,000
Deferred underwriting discount			5,250,000	$ 5,250,000	$ 5,250,000
Deferred underwriting fee percentage				3.50%	3.50%
Number of shares subject to forfeiture | shares					562,500
Commissions waiver as reduction to additional paid-in capital			$ 4,900,000	$ 4,900,000
Evercore Group, L.L.C.
Description of Organization and Business Operations
Aggregate fees received				$ 13,050,000
Evercore Group, L.L.C. | Coplacement Agent
Description of Organization and Business Operations
Aggregate fees received	$ 500,000
Evercore Group, L.L.C. | Financial Advisory
Description of Organization and Business Operations
Aggregate fees received	7,500,000
Over-allotment option
Description of Organization and Business Operations
Option vesting period		45 days		45 days	45 days
Option to purchase additional Units | shares		2,250,000		2,250,000	2,250,000
Number of shares subject to forfeiture | shares						562,500
Deferred Underwriting Fees | Evercore Group, L.L.C.
Description of Organization and Business Operations
Aggregate fees received	$ 5,050,000